Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	Investment Managers Series Trust
Central Index Key	0001318342
Amendment Flag	false
Document Creation Date	Sep. 27, 2018
Document Effective Date	Oct. 01, 2018
Prospectus Date	Oct. 01, 2018